INTANGIBLE ASSETS (Details) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Intangible Assets	$ 642,848	$ 597,556
Costs Capitalized During Current Quarter	51,578	45,291
Amortization of Intangible Assets During Current Quarter	0	0
Impairment of Intangible Assets, Finite-lived	0	0
Less: Accumulated Amortization	0	0
Less: Accumulated Amortization	0	0
Intangible Assets	694,426	642,848
Patent Application Cost [Member]
Intangible Assets	192,848	147,556
Costs Capitalized During Current Quarter	51,578	45,292
Amortization of Intangible Assets During Current Quarter	0	0
Impairment of Intangible Assets, Finite-lived	0	0
Intangible Assets	244,424	192,848
ANDA Acquisition Cost [Member]
Intangible Assets	450,000	450,000
Costs Capitalized During Current Quarter		0
Amortization of Intangible Assets During Current Quarter	0	0
Impairment of Intangible Assets, Finite-lived	0	0
Intangible Assets	450,000	450,000
Trademarks [Member]
Intangible Assets		$ 0